Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Detailed Information of Intangible Assets

Intangible assets	Balance at January 1, 2016	Additions	Balance at December 31, 2016	Additions	Balance at December 31, 2017
Health Canada Licenses:
OGBC	$1,611	$—	$1,611	$—	$1,611
Peace Naturals (Note 6)	—	9,596	9,596	—	9,596

	$1,611	$9,596	$11,207	$—	$11,207

Goodwill	Balance at January 1, 2016	Additions	Balance at December 31, 2016	Additions	Balance at December 31, 2017
OGBC	$392	$—	$392	$—	$392
Peace Naturals (Note 6)	—	1,400	1,400	—	1,400

	$392	$1,400	$1,792	$—	$1,792

Summary of Key Assumptions Used in Estimation of Receivable Amounts of CGU

The  key assumptions used in the estimation of the recoverable amounts were as follows:

	OGBC	Peace Naturals
Weighted average cost of capital (after-tax)	37.0%	36.0%
Average growth rate*	490.0%	140.0%

*	The average growth rate is determined by summing the expected year-over-year growth rate (in EBITDA) then dividing by five years.